Accounts Receivable, Net (Movement of Allowance for Doubtful Accounts) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
ACCOUNTS RECEIVABLE, NET [Abstract]
Balance at beginning of the period		¥ (2,135)	¥ (2,849)	¥ (2,186)
Additions: charges to bad debt expenses, net of recoveries	$ (122)	(810)	(371)	(974)
Less: write-offs of accounts receivable		1,380	1,085	311
Balance at end of the period		¥ (1,565)	¥ (2,135)	¥ (2,849)